Citigroup Mortgage Loan Trust 2024-RP4 ABS-15G

Exhibit 99.1 - Schedule 8b

Exception Summary (Loan Grades)
Run Date - 12/9/2024 8:47:46 PM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	555	0	0	0	0	555
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	60	0	0	0	0	60
		Title Issue -	56	0	0	0	0	56
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	9	0	0	0	0	9
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	5	0	0	0	0	5
		Cease and Desist Request Received From Mortgagor or 3rd Party	4	0	0	0	0	4
		Delinquent HOA Fees	3	0	0	0	0	3
		Legal action - ownership rights are endangered	2	0	0	0	0	2
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Legal action borrower and the co-op, the landlord, the resi community	2	0	0	0	0	2
		Loan exhibits evidence of litigation.	1	0	0	0	0	1
		Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		There are indications of fraud on the loan.	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	702	0	0	0	0	702